UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06677

Prudential Investment Portfolios 8

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 9/30/2013

Date of reporting period: 6/30/2013

Item 1.	Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	36,284	$3,716,933
General Dynamics Corp.	17,512	1,371,715
Honeywell International, Inc.	41,715	3,309,668
L-3 Communications Holdings, Inc.	4,700	402,978
Lockheed Martin Corp.	14,456	1,567,898
Northrop Grumman Corp.	12,548	1,038,974
Precision Castparts Corp.	7,800	1,762,878
Raytheon Co.	16,844	1,113,725
Rockwell Collins, Inc.	6,863	435,183
Textron, Inc.	14,334	373,401
United Technologies Corp.	44,240	4,111,666

		19,205,019

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	8,600	484,266
Expeditors International of Washington, Inc.	10,300	391,503
FedEx Corp.	15,916	1,568,999
United Parcel Service, Inc. (Class B Stock)	38,300	3,312,184

		5,756,952

Airlines — 0.1%
Southwest Airlines Co.	37,974	489,485

Auto Components — 0.4%
BorgWarner, Inc.*(a)	6,300	542,745
Delphi Automotive PLC (United Kingdom)	15,300	775,557
Goodyear Tire & Rubber Co. (The)*	13,771	210,559
Johnson Controls, Inc.	36,056	1,290,444

		2,819,305

Automobiles — 0.7%
Ford Motor Co.	207,338	3,207,519
General Motors Co.*(a)	40,000	1,332,400
Harley-Davidson, Inc.	12,600	690,732

		5,230,651

Beverages — 2.3%
Beam, Inc.	8,608	543,251
Brown-Forman Corp. (Class B Stock)	8,130	549,182
Coca-Cola Co. (The)	203,564	8,164,952
Coca-Cola Enterprises, Inc.	14,800	520,368
Constellation Brands, Inc. (Class A Stock)*	7,100	370,052
Dr. Pepper Snapple Group, Inc.	9,800	450,114
Molson Coors Brewing Co. (Class B Stock)	8,394	401,737
Monster Beverage Corp.*	6,700	407,159
PepsiCo, Inc.	82,351	6,735,488

		18,142,303

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.*	10,500	968,520
Amgen, Inc.	40,246	3,970,670
Biogen Idec, Inc.*	12,720	2,737,344
Celgene Corp.*	22,700	2,653,857
Gilead Sciences, Inc.*(a)	81,200	4,158,252
Regeneron Pharmaceuticals, Inc.*(a)	3,800	854,544

		15,343,187

Building Products
Masco Corp.	19,726	384,460

Capital Markets — 2.1%
Ameriprise Financial, Inc.	11,071	895,422
Bank of New York Mellon Corp. (The)	62,838	1,762,606
BlackRock, Inc.	6,700	1,720,895
Charles Schwab Corp. (The)(a)	57,611	1,223,082
E*TRADE Financial Corp.*	11,720	148,375
Franklin Resources, Inc.	7,214	981,248
Goldman Sachs Group, Inc. (The)	23,500	3,554,375
Invesco Ltd. (Bermuda)	22,800	725,040
Legg Mason, Inc.(a)	6,400	198,464
Morgan Stanley	73,836	1,803,814
Northern Trust Corp.	11,962	692,600
State Street Corp.	23,962	1,562,562
T. Rowe Price Group, Inc.	13,100	958,265

		16,226,748

Chemicals — 2.3%
Air Products & Chemicals, Inc.	10,632	973,572
Airgas, Inc.	3,800	362,748
CF Industries Holdings, Inc.	3,500	600,250
Dow Chemical Co. (The)	63,836	2,053,604
Eastman Chemical Co.	8,386	587,104
Ecolab, Inc.	14,382	1,225,203
E.I. du Pont de Nemours & Co.	49,544	2,601,060
FMC Corp.	7,800	476,268
International Flavors & Fragrances, Inc.	4,575	343,857
LyondellBasell Industries NV (Netherlands) (Class A Stock)	20,300	1,345,078
Monsanto Co.	28,584	2,824,099
Mosaic Co. (The)	14,000	753,340
PPG Industries, Inc.	7,474	1,094,268
Praxair, Inc.	15,458	1,780,143
Sherwin-Williams Co. (The)	4,416	779,866
Sigma-Aldrich Corp.	6,732	540,984

		18,341,444

Commercial Banks — 2.8%
BB&T Corp.	37,658	1,275,853
Comerica, Inc.	10,561	420,645
Fifth Third Bancorp	45,373	818,983
Huntington Bancshares, Inc.	49,329	388,713
KeyCorp	43,935	485,042
M&T Bank Corp.(a)	6,500	726,375
PNC Financial Services Group, Inc. (The)	28,202	2,056,490
Regions Financial Corp.	74,074	705,925
SunTrust Banks, Inc.	28,283	892,894
U.S. Bancorp	96,695	3,495,524
Wells Fargo & Co.	260,316	10,743,241
Zions Bancorporation(a)	10,400	300,352

		22,310,037

Commercial Services & Supplies — 0.5%
ADT Corp. (The)*(a)	10,800	430,380
Avery Dennison Corp.	5,668	242,364
Cintas Corp.(a)	5,400	245,916
Iron Mountain, Inc.	6,972	185,525
Pitney Bowes, Inc.(a)	11,725	172,123
Republic Services, Inc.	15,075	511,645
Stericycle, Inc.*	4,500	496,935
Tyco International Ltd. (Switzerland)	25,200	830,340

Waste Management, Inc.	23,513	948,279

		4,063,507

Communications Equipment — 1.9%
Cisco Systems, Inc.	283,344	6,888,092
F5 Networks, Inc.*	4,300	295,840
Harris Corp.	6,600	325,050
JDS Uniphase Corp.*	10,587	152,241
Juniper Networks, Inc.*	27,700	534,887
Motorola Solutions, Inc.	14,816	855,328
QUALCOMM, Inc.	91,200	5,570,496

		14,621,934

Computers & Peripherals — 3.7%
Apple, Inc.	49,884	19,758,055
Dell, Inc.	73,940	987,099
EMC Corp.	113,004	2,669,154
Hewlett-Packard Co.	106,802	2,648,690
NetApp, Inc.*	19,500	736,710
SanDisk Corp.*	12,500	763,750
Seagate Technology PLC (Ireland)	16,400	735,212
Western Digital Corp.	11,400	707,826

		29,006,496

Construction & Engineering — 0.2%
Fluor Corp.	8,874	526,317
Jacobs Engineering Group, Inc.*	7,400	407,962
Quanta Services, Inc.*	10,700	283,122

		1,217,401

Construction Materials
Vulcan Materials Co.	6,500	314,665

Consumer Finance — 1.0%
American Express Co.	50,759	3,794,743
Capital One Financial Corp.	30,166	1,894,726
Discover Financial Services	27,118	1,291,902
SLM Corp.	25,292	578,175

		7,559,546

Containers & Packaging — 0.2%
Ball Corp.	8,264	343,287
Bemis Co., Inc.	5,310	207,833
MeadWestvaco Corp.	9,435	321,828
Owens-Illinois, Inc.*	9,800	272,342
Sealed Air Corp.	9,336	223,597

		1,368,887

Distributors — 0.1%
Genuine Parts Co.	8,299	647,903

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)*(a)	6,400	113,408
H&R Block, Inc.	13,620	377,955

		491,363

Diversified Financial Services — 3.8%
Bank of America Corp.	572,595	7,363,572
Citigroup, Inc.	161,415	7,743,077
CME Group, Inc.	16,700	1,268,866
IntercontinentalExchange, Inc.*(a)	4,000	711,040

JPMorgan Chase & Co.	201,593	10,642,094
Leucadia National Corp.	13,700	359,214
McGraw Hill Financial, Inc.	15,300	813,807
Moody’s Corp.	10,176	620,024
NASDAQ OMX Group, Inc. (The)	6,400	209,856
NYSE Euronext	12,200	505,080

		30,236,630

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	291,231	10,309,577
CenturyLink, Inc.	33,508	1,184,508
Frontier Communications Corp.(a)	52,460	212,463
Verizon Communications, Inc.	152,333	7,668,443
Windstream Corp.	29,577	228,039

		19,603,030

Electric Utilities — 1.8%
American Electric Power Co., Inc.	26,191	1,172,833
Duke Energy Corp.	37,639	2,540,632
Edison International	17,162	826,522
Entergy Corp.	9,415	656,037
Exelon Corp.	44,412	1,371,443
FirstEnergy Corp.	22,377	835,557
NextEra Energy, Inc.	22,372	1,822,871
Northeast Utilities	17,200	722,744
Pepco Holdings, Inc.(a)	10,400	209,664
Pinnacle West Capital Corp.	6,000	332,820
PPL Corp.	30,252	915,426
Southern Co. (The)	46,615	2,057,120
Xcel Energy, Inc.	26,783	759,030

		14,222,699

Electrical Equipment — 0.6%
Eaton Corp. PLC (Ireland)	24,893	1,638,208
Emerson Electric Co.	38,450	2,097,063
Rockwell Automation, Inc.	7,163	595,532
Roper Industries, Inc.	5,500	683,210

		5,014,013

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	8,600	670,284
Corning, Inc.	78,697	1,119,858
FLIR Systems, Inc.	8,400	226,548
Jabil Circuit, Inc.	10,400	211,952
Molex, Inc.	6,850	200,979
TE Connectivity Ltd. (Switzerland)	21,600	983,664

		3,413,285

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	22,945	1,058,453
Cameron International Corp.*	13,000	795,080
Diamond Offshore Drilling, Inc.	3,600	247,644
Ensco PLC (Class A Stock)	12,700	738,124
FMC Technologies, Inc.*	11,500	640,320
Halliburton Co.	49,222	2,053,542
Helmerich & Payne, Inc.	5,800	362,210
Nabors Industries Ltd. (Bermuda)	16,400	251,084
National Oilwell Varco, Inc.	22,600	1,557,140
Noble Corp. (Switzerland)	13,500	507,330
Rowan Cos. PLC (United Kingdom) (Class A Stock)*	6,710	228,609
Schlumberger Ltd.	70,641	5,062,134

		13,501,670

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	23,108	2,555,051
CVS Caremark Corp.	65,599	3,750,951
Kroger Co. (The)	27,434	947,570
Safeway, Inc.(a)	12,700	300,482
Sysco Corp.	31,480	1,075,357
Wal-Mart Stores, Inc.	88,026	6,557,057
Walgreen Co.	45,078	1,992,448
Whole Foods Market, Inc.	18,600	957,528

		18,136,444

Food Products — 1.6%
Archer-Daniels-Midland Co.	35,159	1,192,242
Campbell Soup Co.(a)	9,647	432,089
ConAgra Foods, Inc.	21,543	752,497
General Mills, Inc.	33,344	1,618,184
Hershey Co. (The)	8,016	715,668
Hormel Foods Corp.(a)	7,600	293,208
J.M. Smucker Co. (The)	5,600	577,640
Kellogg Co.	13,470	865,178
Kraft Foods Group, Inc.	31,755	1,774,152
McCormick & Co., Inc.(a)	7,000	492,520
Mead Johnson Nutrition Co.	10,665	844,988
Mondelez International, Inc. (Class A Stock)	95,266	2,717,939
Tyson Foods, Inc. (Class A Stock)	16,200	416,016

		12,692,321

Gas Utilities — 0.1%
AGL Resources, Inc.(a)	6,430	275,590
ONEOK, Inc.(a)	11,400	470,934

		746,524

Healthcare Equipment & Supplies — 2.1%
Abbott Laboratories	82,474	2,876,693
Baxter International, Inc.	29,274	2,027,810
Becton Dickinson and Co.	10,712	1,058,667
Boston Scientific Corp.*	69,472	644,006
C.R. Bard, Inc.(a)	4,112	446,892
Carefusion Corp.*	12,386	456,424
Covidien PLC (Ireland)	24,700	1,552,148
DENTSPLY International, Inc.	8,100	331,776
Edwards Lifesciences Corp.*	6,000	403,200
Intuitive Surgical, Inc.*	2,150	1,089,147
Medtronic, Inc.	53,558	2,756,630
St. Jude Medical, Inc.	13,964	637,177
Stryker Corp.	15,200	983,136
Varian Medical Systems, Inc.*(a)	6,200	418,190
Zimmer Holdings, Inc.	8,911	667,791

		16,349,687

Healthcare Providers & Services — 2.0%
Aetna, Inc.	20,344	1,292,658
AmerisourceBergen Corp.	11,300	630,879
Cardinal Health, Inc.	18,173	857,766
Cigna Corp.	15,191	1,101,195
DaVita HealthCare Partners, Inc.*	4,600	555,680
Express Scripts Holding Co.*	43,870	2,706,340

Humana, Inc.	8,510	718,074
Laboratory Corp. of America Holdings*(a)	4,900	490,490
Mckesson Corp.	12,176	1,394,152
Patterson Cos., Inc.	4,600	172,960
Quest Diagnostics, Inc.	8,400	509,292
Tenet Healthcare Corp.*(a)	5,443	250,922
UnitedHealth Group, Inc.	54,648	3,578,351
WellPoint, Inc.	16,200	1,325,808

		15,584,567

Healthcare Technology — 0.1%
Cerner Corp.*(a)	7,900	759,111

Home Builders — 0.1%
D.R. Horton, Inc.(a)	15,200	323,456
Lennar Corp. (Class A Stock)(a)	8,200	295,528
Pultegroup, Inc.*	17,211	326,493

		945,477

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp. (Panama)	24,100	826,389
Chipotle Mexican Grill, Inc.*	1,700	619,395
Darden Restaurants, Inc.	6,753	340,891
International Game Technology	12,300	205,533
Marriott International, Inc. (Class A Stock)	11,870	479,192
McDonald’s Corp.	53,230	5,269,770
Starbucks Corp.	40,000	2,619,600
Starwood Hotels & Resorts Worldwide, Inc.	10,200	644,538
Wyndham Worldwide Corp.	7,151	409,252
Wynn Resorts Ltd.	4,300	550,400
Yum! Brands, Inc.	23,964	1,661,664

		13,626,624

Household Durables — 0.2%
Garmin Ltd.(a)	4,900	177,184
Harman International Industries, Inc.	4,000	216,800
Leggett & Platt, Inc.(a)	7,200	223,848
Newell Rubbermaid, Inc.	15,727	412,834
Whirlpool Corp.	4,485	512,904

		1,543,570

Household Products — 2.1%
Clorox Co. (The)	7,132	592,955
Colgate-Palmolive Co.	46,660	2,673,151
Kimberly-Clark Corp.	20,316	1,973,496
Procter & Gamble Co. (The)	144,923	11,157,622

		16,397,224

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	35,400	424,446
NRG Energy, Inc.	15,600	416,520

		840,966

Industrial Conglomerates — 2.3%
3M Co.	33,598	3,673,941
Danaher Corp.	31,000	1,962,300
General Electric Co.	551,072	12,779,360

		18,415,601

Insurance — 4.2%
ACE Ltd. (Switzerland)	17,700	1,583,796
Aflac, Inc.	25,600	1,487,872
Allstate Corp. (The)	24,408	1,174,513
American International Group, Inc.*	78,701	3,517,935
Aon PLC (United Kingdom)	16,889	1,086,807

Assurant, Inc.	3,900	198,549
Berkshire Hathaway, Inc. (Class B Stock)*	96,700	10,822,664
Chubb Corp. (The)	14,268	1,207,786
Cincinnati Financial Corp.	8,507	390,471
Genworth Financial, Inc. (Class A Stock)*	28,100	320,621
Hartford Financial Services Group, Inc. (The)	23,353	722,075
Lincoln National Corp.	14,551	530,675
Loews Corp.	16,117	715,595
Marsh & Mclennan Cos., Inc.	29,340	1,171,253
MetLife, Inc.	58,000	2,654,080
Principal Financial Group, Inc.	14,200	531,790
Progressive Corp. (The)	28,116	714,709
Prudential Financial, Inc.(b)	24,500	1,789,235
Torchmark Corp.	4,622	301,077
Travelers Cos., Inc. (The)	19,611	1,567,311
Unum Group	15,526	455,998
XL Group PLC (Ireland)	14,400	436,608

		33,381,420

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.*	19,200	5,331,648
Expedia, Inc.	4,800	288,720
NetFlix, Inc.*(a)	3,100	654,379
priceline.com, Inc.*	2,620	2,167,081
Tripadvisor, Inc.*(a)	5,200	316,524

		8,758,352

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*(a)	9,500	404,225
eBay, Inc.*	62,300	3,222,156
Google, Inc. (Class A Stock)*	14,210	12,510,058
VeriSign, Inc.*(a)	8,100	361,746
Yahoo!, Inc.*	51,100	1,283,121

		17,781,306

IT Services — 3.5%
Accenture PLC (Ireland) (Class A Stock)(a)	34,100	2,453,836
Automatic Data Processing, Inc.	25,978	1,788,845
Cognizant Technology Solutions Corp. (Class A Stock)*	15,900	995,499
Computer Sciences Corp.	8,351	365,523
Fidelity National Information Services, Inc.	14,600	625,464
Fiserv, Inc.*	7,300	638,093
International Business Machines Corp.	55,534	10,613,103
MasterCard, Inc. (Class A Stock)	5,600	3,217,200
Paychex, Inc.(a)	17,725	647,317
SAIC, Inc.(a)	16,400	228,452
Teradata Corp.*(a)	8,600	431,978
Total System Services, Inc.	9,271	226,954
Visa, Inc. (Class A Stock)	26,980	4,930,595
Western Union Co. (The)	31,252	534,722

		27,697,581

Leisure Equipment & Products — 0.1%
Hasbro, Inc.(a)	6,354	284,850
Mattel, Inc.	19,113	866,010

		1,150,860

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	19,398	829,458
Life Technologies Corp.*	8,552	632,934

PerkinElmer, Inc.	5,170	168,025
Thermo Fisher Scientific, Inc.	19,302	1,633,528
Waters Corp.*	4,900	490,245

		3,754,190

Machinery — 1.7%
Caterpillar, Inc.(a)	34,756	2,867,023
Cummins, Inc.	9,616	1,042,951
Deere & Co.	20,580	1,672,125
Dover Corp.	8,962	695,989
Flowserve Corp.	6,900	372,669
Illinois Tool Works, Inc.	22,336	1,544,981
Ingersoll-Rand PLC (Ireland)	15,100	838,352
Joy Global, Inc.(a)	5,300	257,209
PACCAR, Inc.	18,564	996,144
Pall Corp.	5,304	352,345
Parker Hannifin Corp.	7,938	757,285
Pentair Ltd. (Switzerland)	9,946	573,785
Snap-On, Inc.	3,442	307,646
Stanley Black & Decker, Inc.	8,188	632,932
Xylem, Inc.	9,300	250,542

		13,161,978

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)	10,900	183,338
CBS Corp.	30,176	1,474,701
Comcast Corp. (Class A Stock)	141,285	5,917,016
DIRECTV*	31,200	1,922,544
Discovery Communications, Inc. (Class A Stock)*(a)	12,200	941,962
Gannett Co., Inc.	11,689	285,913
Interpublic Group of Cos., Inc. (The)	23,688	344,660
News Corp. (Class A Stock)	107,100	3,491,460
Omnicom Group, Inc.	14,034	882,317
Scripps Networks Interactive, Inc. (Class A Stock)	4,300	287,068
Time Warner Cable, Inc.	15,381	1,730,055
Time Warner, Inc.	49,774	2,877,933
Viacom, Inc. (Class B Stock)	23,576	1,604,347
Walt Disney Co. (The)	95,313	6,019,016
Washington Post Co. (The) (Class B Stock)	260	125,780

		28,088,110

Metals & Mining — 0.5%
Alcoa, Inc.(a)	57,544	449,994
Allegheny Technologies, Inc.(a)	5,218	137,286
Cliffs Natural Resources, Inc.(a)	7,700	125,125
Freeport-McMoRan Copper & Gold, Inc.	53,792	1,485,197
Newmont Mining Corp.	26,197	784,600
Nucor Corp.	16,712	723,964
United States Steel Corp.(a)	7,909	138,645

		3,844,811

Multi-Utilities — 1.2%
Ameren Corp.	12,469	429,432
CenterPoint Energy, Inc.(a)	23,479	551,522
CMS Energy Corp.	14,500	393,965
Consolidated Edison, Inc.	15,651	912,610
Dominion Resources, Inc.	29,904	1,699,145
DTE Energy Co.	9,387	629,023
Integrys Energy Group, Inc.	4,408	258,000
NiSource, Inc.	15,700	449,648
PG&E Corp.	22,552	1,031,303

Public Service Enterprise Group, Inc.	27,094	884,890
SCANA Corp.	6,400	314,240
Sempra Energy	12,098	989,133
Teco Energy, Inc.(a)	11,900	204,561
Wisconsin Energy Corp.	12,400	508,276

		9,255,748

Multiline Retail — 0.8%
Dollar General Corp.*	15,000	756,450
Dollar Tree, Inc.*	12,700	645,668
Family Dollar Stores, Inc.(a)	5,000	311,550
J.C. Penney Co., Inc.*(a)	6,784	115,871
Kohl’s Corp.	10,400	525,304
Macy’s, Inc.	21,682	1,040,736
Nordstrom, Inc.(a)	8,000	479,520
Target Corp.	34,982	2,408,860

		6,283,959

Office Electronics — 0.1%
Xerox Corp.	66,000	598,620

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	26,536	2,280,239
Apache Corp.	21,148	1,772,837
Cabot Oil & Gas Corp.	11,500	816,730
Chesapeake Energy Corp.(a)	28,300	576,754
Chevron Corp.	103,492	12,247,243
ConocoPhillips	64,957	3,929,899
CONSOL Energy, Inc.	12,900	349,590
Denbury Resources, Inc.*	17,800	308,296
Devon Energy Corp.	19,800	1,027,224
EOG Resources, Inc.	14,300	1,883,024
EQT Corp.	7,900	627,023
Exxon Mobil Corp.	237,952	21,498,963
Hess Corp.	16,134	1,072,750
Kinder Morgan, Inc.	33,180	1,265,817
Marathon Oil Corp.	38,078	1,316,737
Marathon Petroleum Corp.	18,089	1,285,404
Murphy Oil Corp.	10,000	608,900
Newfield Exploration Co.*	7,900	188,731
Noble Energy, Inc.	19,000	1,140,760
Occidental Petroleum Corp.	42,776	3,816,903
Peabody Energy Corp.	14,500	212,280
Phillips 66	33,828	1,992,807
Pioneer Natural Resources Co.	6,700	969,825
QEP Resources, Inc.	9,600	266,688
Range Resources Corp.	8,900	688,148
Southwestern Energy Co.*	17,800	650,234
Spectra Energy Corp.	35,884	1,236,563
Tesoro Corp.	7,600	397,632
Valero Energy Corp.	29,500	1,025,715
Williams Cos., Inc. (The)	36,292	1,178,401
WPX Energy, Inc.*(a)	9,764	184,930

		66,817,047

Paper & Forest Products — 0.1%
International Paper Co.	23,984	1,062,731

Personal Products — 0.2%
Avon Products, Inc.	24,244	509,851
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,400	815,548

		1,325,399

Pharmaceuticals — 5.7%
AbbVie, Inc.	83,374	3,446,681
Actavis, Inc.*	6,600	833,052
Allergan, Inc.	15,864	1,336,383
Bristol-Myers Squibb Co.	86,879	3,882,623
Eli Lilly & Co.	53,897	2,647,421
Forest Laboratories, Inc.*	12,800	524,800
Hospira, Inc.*	9,507	364,213
Johnson & Johnson	149,469	12,833,408
Merck & Co., Inc.	160,133	7,438,178
Mylan, Inc.*	19,900	617,497
Perrigo Co.(a)	4,600	556,600
Pfizer, Inc.	359,123	10,059,035
Zoetis, Inc.	19,500	602,355

		45,142,246

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	2,300	224,135
Equifax, Inc.	5,930	349,455
Robert Half International, Inc.	7,900	262,517

		836,107

Real Estate Investment Trusts — 2.0%
American Tower Corp.	20,600	1,507,302
Apartment Investment & Management Co. (Class A Stock)	6,880	206,675
AvalonBay Communities, Inc.	5,911	797,453
Boston Properties, Inc.	8,200	864,854
Equity Residential	17,300	1,004,438
HCP, Inc.	24,400	1,108,736
Health Care REIT, Inc.	14,100	945,123
Host Hotels & Resorts, Inc.	39,036	658,537
Kimco Realty Corp.	22,700	486,461
Macerich Co. (The)(a)	6,300	384,111
Plum Creek Timber Co., Inc.(a)	8,000	373,360
ProLogis, Inc.	24,837	936,852
Public Storage	7,900	1,211,307
Simon Property Group, Inc.	16,389	2,588,151
Ventas, Inc.	15,733	1,092,814
Vornado Realty Trust	8,784	727,755
Weyerhaeuser Co.	29,459	839,287

		15,733,216

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	16,400	383,104

Road & Rail — 0.9%
CSX Corp.	53,318	1,236,444
Kansas City Southern	5,300	561,588
Norfolk Southern Corp.	16,311	1,184,994
Ryder System, Inc.	2,821	171,489
Union Pacific Corp.	24,858	3,835,092

		6,989,607

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*(a)	24,000	97,920
Altera Corp.	16,500	544,335
Analog Devices, Inc.	16,400	738,984
Applied Materials, Inc.	64,688	964,498

Broadcom Corp. (Class A Stock)	26,800	904,768
First Solar, Inc.*(a)	2,000	89,460
Intel Corp.	262,888	6,367,148
KLA-Tencor Corp.	9,120	508,258
Lam Research Corp.*	8,962	397,375
Linear Technology Corp.	11,600	427,344
LSI Corp.*	31,844	227,366
Microchip Technology, Inc.(a)	9,700	361,325
Micron Technology, Inc.*(a)	52,516	752,554
NVIDIA Corp.	32,700	458,781
Teradyne, Inc.*(a)	10,700	187,999
Texas Instruments, Inc.	58,152	2,027,760
Xilinx, Inc.	14,500	574,345

		15,630,220

Software — 3.4%
Adobe Systems, Inc.*	26,540	1,209,162
Autodesk, Inc.*	10,620	360,443
BMC Software, Inc.*	7,400	334,036
CA, Inc.	16,158	462,604
Citrix Systems, Inc.*	9,900	597,267
Electronic Arts, Inc.*	13,900	319,283
Intuit, Inc.	14,900	909,347
Microsoft Corp.	398,312	13,753,713
Oracle Corp.	198,140	6,086,861
Red Hat, Inc.*	10,400	497,328
Salesforce.com, Inc.*(a)	27,000	1,030,860
Symantec Corp.	35,217	791,326

		26,352,230

Specialty Retail — 2.3%
Abercrombie & Fitch Co. (Class A Stock)	4,200	190,050
AutoNation, Inc.*	1,723	74,761
AutoZone, Inc.*	1,930	817,722
Bed Bath & Beyond, Inc.*(a)	11,200	794,080
Best Buy Co., Inc.	14,500	396,285
CarMax, Inc.*	12,500	577,000
GameStop Corp. (Class A Stock)(a)	7,400	311,022
Gap, Inc. (The)	16,513	689,087
Home Depot, Inc. (The)	77,784	6,025,926
L Brands, Inc.	12,622	621,634
Lowe’s Cos., Inc.	57,296	2,343,406
O’Reilly Automotive, Inc.*	5,400	608,148
PetSmart, Inc.	5,800	388,542
Ross Stores, Inc.	11,300	732,353
Staples, Inc.	36,725	582,459
Tiffany & Co.	6,000	437,040
TJX Cos., Inc. (The)	39,064	1,955,544
Urban Outfitters, Inc.*	5,900	237,298

		17,782,357

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	15,000	856,350
Fossil Group Inc*	3,000	309,930
NIKE, Inc. (Class B Stock)	39,152	2,493,199
PVH Corp.	3,800	475,190
Ralph Lauren Corp.	3,200	555,968
VF Corp.	4,634	894,640

		5,585,277

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	26,800	245,488
People’s United Financial, Inc.(a)	18,400	274,160

		519,648

Tobacco — 1.6%
Altria Group, Inc.	106,679	3,732,698
Lorillard, Inc.(a)	18,980	829,047
Philip Morris International, Inc.	86,779	7,516,797
Reynolds American, Inc.	17,700	856,149

		12,934,691

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	14,600	669,410
W.W. Grainger, Inc.	3,174	800,419

		1,469,829

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	15,100	1,093,089
Sprint Nextel Corp.*	165,474	1,161,627

		2,254,716

TOTAL LONG-TERM INVESTMENTS (cost $296,362,571)		760,146,096

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,608,271; includes $37,039,779 of cash collateral for securities on loan)(c)(d)	60,608,271	60,608,271

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.031%, 09/19/13 (cost $1,499,850)(f)(g)	1,500	1,499,883

TOTAL SHORT-TERM INVESTMENTS (cost $62,108,121)		62,108,154

TOTAL INVESTMENTS — 104.6% (cost $358,470,692)(e)		822,254,250
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(36,294,971)

NET ASSETS — 100.0%		$785,959,279

The following abbreviations are used in the portfolio descriptions:

NASDAQ—National Association of Securities Dealers Automated Quotations

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,747,451; cash collateral of $37,039,779 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	An affiliated security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	The United States federal income tax basis of the Schedule of Investments was $369,039,967; accordingly, net unrealized appreciation on investments for federal income tax purposes was $453,214,283 (gross unrealized appreciation $461,115,065; gross unrealized depreciation $7,900,782). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

Open futures contracts outstanding at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation(1)
	Long Positions:
96	S&P 500 E-Mini	Sep. 2013	$7,821,534	$7,676,640	$(144,894)
44	S&P 500 Future	Sep. 2013	17,995,351	17,592,300	(403,051)

					$(547,945)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$760,146,096	$—	$—
Affiliated Money Market Mutual Fund	60,608,271	—	—
U.S. Treasury Obligation	—	1,499,883	—
Other Financial Instruments*
Futures Contracts	(547,945)	—	—

Total	$820,206,422	$1,499,883	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 22, 2013

*	Print the name and title of each signing officer under his or her signature.